Warrants and Share-based Payment - Schedule of Warrant Activity (Detail) - Warrants [member]	3 Months Ended
Mar. 31, 2020 € / shares
Disclosure Of Warrant Activity [line items]
Beginning balance	5,820,211
Granted during the period	190,200
Exercised during the period	0
Forfeited during the period	(69,047)
Expired during the period	0
Ending balance	5,941.364
Vested at the balance sheet date	3,010,538
Beginning balance	€ 46.36
Granted during the period	121.45
Exercised during the period	0
Forfeited during the period	40.55
Expired during the period	0
Ending balance	48.83
Vested at the balance sheet date	€ 28.04